UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	16,856	$336,474
Raytheon Co.(1)	2,572	512,960
Textron, Inc.(1)	7,125	491,839

		$1,341,273

Air Freight & Logistics — 2.1%
FedEx Corp.(1)	2,954	$720,628

		$720,628

Auto Components — 0.8%
Aptiv PLC(1)	3,145	$276,791

		$276,791

Banks — 6.6%
Bank of America Corp.(1)	24,599	$760,847
JPMorgan Chase & Co.(1)	6,454	739,499
KeyCorp(1)	18,007	379,408
PNC Financial Services Group, Inc. (The)(1)	3,100	444,974

		$2,324,728

Beverages — 1.7%
Constellation Brands, Inc., Class A(1)	2,808	$584,626

		$584,626

Biotechnology — 3.3%
Biogen, Inc.(1)(2)	614	$217,043
Celgene Corp.(1)(2)	2,961	279,666
Gilead Sciences, Inc.(1)	3,846	291,258
Incyte Corp.(1)(2)	2,800	206,948
Vertex Pharmaceuticals, Inc.(1)(2)	974	179,606

		$1,174,521

Capital Markets — 1.2%
Charles Schwab Corp. (The)(1)	8,585	$436,032

		$436,032

Chemicals — 1.2%
DowDuPont, Inc.(1)	5,800	$406,754

		$406,754

Commercial Services & Supplies — 1.2%
Deluxe Corp.(1)	7,391	$437,695

		$437,695

Consumer Finance — 0.7%
Ally Financial, Inc.(1)	9,178	$246,705

		$246,705

Security	Shares	Value
Containers & Packaging — 1.5%
Ball Corp.(1)	12,836	$537,572

		$537,572

Diversified Consumer Services — 1.0%
Grand Canyon Education, Inc.(1)(2)	3,000	$357,420

		$357,420

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.(1)	14,408	$783,363

		$783,363

Electric Utilities — 2.0%
Edison International(1)	6,180	$406,211
NextEra Energy, Inc.(1)	1,746	296,995

		$703,206

Energy Equipment & Services — 0.7%
Halliburton Co.(1)	5,814	$231,920

		$231,920

Equity Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.(1)	2,700	$494,883
Simon Property Group, Inc.(1)	3,000	549,090

		$1,043,973

Food & Staples Retailing — 1.5%
Performance Food Group Co.(1)(2)	15,626	$517,221

		$517,221

Food Products — 3.8%
Conagra Brands, Inc.(1)	14,950	$549,413
Mondelez International, Inc., Class A(1)	18,439	787,714

		$1,337,127

Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.(1)(2)	12,450	$442,722
Danaher Corp.(1)	4,347	450,088

		$892,810

Health Care Providers & Services — 2.9%
Aetna, Inc.(1)	2,815	$563,760
Anthem, Inc.(1)	1,700	450,041

		$1,013,801

Insurance — 3.9%
American Financial Group, Inc.(1)	3,797	$422,834
American International Group, Inc.(1)	11,300	600,821
First American Financial Corp.(1)	6,107	347,244

		$1,370,899

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)(2)	559	$1,125,105

		$1,125,105

Internet Software & Services — 6.2%
Alphabet, Inc., Class C(1)(2)	1,119	$1,363,155
Facebook, Inc., Class A(1)(2)	3,469	609,607
GoDaddy, Inc., Class A(1)(2)	2,572	209,515

		$2,182,277

Security	Shares	Value
IT Services — 2.2%
Amdocs, Ltd.(1)	2,619	$170,968
Cognizant Technology Solutions Corp., Class A(1)	7,766	609,088

		$780,056

Machinery — 0.8%
Parker-Hannifin Corp.(1)	1,545	$271,302

		$271,302

Media — 2.6%
Walt Disney Co. (The)(1)	8,224	$921,252

		$921,252

Multi-Utilities — 0.9%
Sempra Energy(1)	2,678	$310,862

		$310,862

Oil, Gas & Consumable Fuels — 5.2%
ConocoPhillips(1)	6,053	$444,472
Diamondback Energy, Inc.(1)	2,600	314,808
Exxon Mobil Corp.(1)	8,253	661,643
Phillips 66(1)	3,522	417,392

		$1,838,315

Pharmaceuticals — 6.0%
GlaxoSmithKline PLC ADR(1)	9,800	$396,900
Jazz Pharmaceuticals PLC(1)(2)	2,276	389,014
Johnson & Johnson(1)	7,022	945,793
Pfizer, Inc.(1)	8,711	361,681

		$2,093,388

Road & Rail — 1.3%
CSX Corp.(1)	6,069	$450,077

		$450,077

Semiconductors & Semiconductor Equipment — 3.8%
QUALCOMM, Inc.(1)	6,545	$449,707
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	9,317	406,221
Texas Instruments, Inc.(1)	4,404	495,010

		$1,350,938

Software — 7.8%
Adobe Systems, Inc.(1)(2)	1,726	$454,818
Intuit, Inc.(1)	2,068	453,864
Microsoft Corp.(1)	11,234	1,261,915
Oracle Corp.(1)	11,600	563,528

		$2,734,125

Specialty Retail — 4.1%
Home Depot, Inc. (The)(1)	3,461	$694,865
TJX Cos., Inc. (The)(1)	4,186	460,334
Tractor Supply Co.(1)	3,200	282,496

		$1,437,695

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.(1)	8,084	$1,840,161
HP, Inc.(1)	24,176	595,938

		$2,436,099

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Gildan Activewear, Inc.(1)	13,500	$397,575

		$397,575

Thrifts & Mortgage Finance — 1.1%
MGIC Investment Corp.(1)(2)	31,250	$397,500

		$397,500

Total Common Stocks (identified cost $27,119,053)		$35,465,631

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(3)	48,170	$48,175

Total Short-Term Investments (identified cost $48,170)		$48,175

Total Purchased Options — 0.2% (identified cost $131,360)		$51,355

Total Investments — 101.1% (identified cost $27,298,583)		$35,565,161

Total Written Options — (0.9)% (premiums received $142,936)		$(322,475)

Other Assets, Less Liabilities — (0.2)%		$(66,122)

Net Assets — 100.0%		$35,176,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2018 was $1,935.

Purchased Put Options — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	9	$2,611,368	$2,750	9/4/18	$180
S&P 500 Index	10	2,901,520	2,785	9/5/18	450
S&P 500 Index	10	2,901,520	2,750	9/7/18	700
S&P 500 Index	10	2,901,520	2,755	9/10/18	1,125
S&P 500 Index	10	2,901,520	2,710	9/12/18	1,325
S&P 500 Index	10	2,901,520	2,750	9/14/18	2,375
S&P 500 Index	10	2,901,520	2,780	9/17/18	3,500
S&P 500 Index	10	2,901,520	2,790	9/19/18	4,750
S&P 500 Index	10	2,901,520	2,790	9/21/18	5,750
S&P 500 Index	10	2,901,520	2,825	9/24/18	8,900
S&P 500 Index	10	2,901,520	2,835	9/26/18	11,550
S&P 500 Index	10	2,901,520	2,815	9/28/18	10,750

Total					$51,355

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	9	$2,611,368	$2,865	9/4/18	$(33,525)
S&P 500 Index	10	2,901,520	2,890	9/5/18	(16,000)
S&P 500 Index	10	2,901,520	2,875	9/7/18	(31,300)
S&P 500 Index	10	2,901,520	2,870	9/10/18	(37,000)
S&P 500 Index	10	2,901,520	2,850	9/12/18	(56,850)
S&P 500 Index	10	2,901,520	2,870	9/14/18	(41,000)
S&P 500 Index	10	2,901,520	2,890	9/17/18	(27,050)
S&P 500 Index	10	2,901,520	2,900	9/19/18	(22,700)
S&P 500 Index	10	2,901,520	2,900	9/21/18	(25,050)
S&P 500 Index	10	2,901,520	2,925	9/24/18	(13,650)
S&P 500 Index	10	2,901,520	2,950	9/26/18	(7,300)
S&P 500 Index	10	2,901,520	2,940	9/28/18	(11,050)

Total					$(322,475)

Abbreviations:

ADR	-	American Depositary Receipt

At August 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection. The Fund also enters into put option spread transactions on the S&P 500 index, which involves purchasing put options at a specific exercise price while also writing the same number of puts at a lower exercise price. A put option spread can lower the net cost of the Fund’s market hedging activities, since the premiums received from writing put options will offset, in part, the premiums paid to purchase the put options.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$51,355	$—
Written options	—	(322,475)

Total	$51,355	$(322,475)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,465,631 *	$—	$—	$35,465,631
Short-Term Investments	—	48,175	—	48,175
Purchased Put Options	51,355	—	—	51,355
Total Investments	$35,516,986	$48,175	$—	$35,565,161

Liability Description
Written Call Options	$(322,475)	$—	$—	$(322,475)
Total	$(322,475)	$—	$—	$(322,475)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018